Buffalo Dividend Focus Fund
Schedule of Investments
December 31, 2021 (Unaudited)

Shares or Face Amount			Fair Value*
		COMMON STOCKS - 84.24%
		Communication Services - 7.10%
		Diversified Telecommunication Services - 0.47%
10,625		Verizon Communications, Inc.	$552,075

		Entertainment - 1.61%
10,750		Activision Blizzard, Inc.	715,198
7,605		The Walt Disney Co. (a)	1,177,938
			1,893,136
		Interactive Media & Services - 4.05%
630		Alphabet, Inc. - Class A (a)	1,825,135
650		Alphabet, Inc. - Class C (a)	1,880,834
3,100		Facebook, Inc. - Class A (a)	1,042,685
			4,748,654
		Media - 0.97%
22,500		Comcast Corp. - Class A	1,132,425
		Total Communication Services (Cost $3,286,636)	8,326,290

		Consumer Discretionary - 4.45%
		Hotels, Restaurants & Leisure - 1.40%
6,775		Cedar Fair, L.P. (a)	339,157
5,000		Las Vegas Sands Corp (a)	188,200
9,500		Starbucks Corp.	1,111,215
			1,638,572
		Internet & Direct Marketing Retail - 1.56%
550		Amazon.com, Inc. (a)	1,833,887

		Specialty Retail - 1.49%
4,225		The Home Depot, Inc.	1,753,417
		Total Consumer Discretionary (Cost $1,974,064)	5,225,876

		Consumer Staples - 3.94%
		Beverages - 1.35%
5,550		PepsiCo, Inc.	964,090
35,000		PRIMO WATER CORPORATION - ADR (b)	617,050
			1,581,140
		Food & Staples Retailing - 0.42%
3,450		Walmart, Inc.	499,181

		Food Products - 1.37%
9,000		Lamb Weston Holdings, Inc.	570,420
11,900		Tyson Foods, Inc.	1,037,204
			1,607,624
		Household Products - 0.80%
5,725		The Procter & Gamble Co.	936,496
		Total Consumer Staples (Cost $3,022,908)	4,624,441

		Energy - 8.72%
		Oil, Gas & Consumable Fuels - 8.72%
116,900		Energy Transfer Equity, L.P.	962,087
46,650		Enterprise Products Partners L.P.	1,024,434
17,200		Enviva Partners LP	1,211,224
9,875		Hess Corp.	731,046
12,126		Marathon Petroleum Corp.	775,943
63,400		Northern Oil and Gas, Inc.	1,304,772
7,900		Valero Energy Corp.	593,369
170,000		Viper Energy Partners LP	3,622,700
		Total Energy (Cost $6,893,718)	10,225,575

		Financials - 15.03%
		Banks - 8.43%
56,000		Bank of America Corp.	2,491,440
27,000		Citigroup, Inc.	1,630,530
44,000		Citizens Financial Group, Inc.	2,079,000
12,000		JPMorgan Chase & Co.	1,900,200
30,500		Truist Financial Corp.	1,785,775
			9,886,945
		Capital Markets - 3.72%
1,100		BlackRock, Inc.	1,007,116
4,025		CME Group, Inc.	919,551
5,150		S&P Global, Inc.	2,430,440
			4,357,107
		Diversified Financial Services - 1.21%
27,000		Compass Diversified Holdings	825,660
4,400		Global Payments Inc.	594,792
			1,420,452
		Insurance - 1.67%
11,575		Arthur J. Gallagher & Co.	1,963,930
		Total Financials (Cost $8,257,661)	17,628,434

		Health Care - 15.80%
		Biotechnology - 2.27%
24,700		Horizon Therapeutics Plc - ADR (a)(b)	2,661,672

		Health Care Equipment & Supplies - 2.15%
11,600		Baxter International, Inc.	995,744
7,400		Medtronic, PLC - ADR (b)	765,530
6,000		Zimmer Biomet Holdings, Inc.	762,240
			2,523,514
		Health Care Providers & Services - 8.93%
3,375		Anthem, Inc.	1,564,447
32,900		CVS Health Corp.	3,393,964
8,100		HCA Healthcare, Inc.	2,081,052
2,500		McKesson Corp.	621,425
5,600		UnitedHealth Group, Inc.	2,811,984
			10,472,872
		Pharmaceuticals - 2.45%
3,150		Eli Lilly & Co.	870,093
7,125		Johnson & Johnson	1,218,874
9,800		Merck & Co., Inc.	751,072
980		Organon & Co.	29,841
			2,869,880
		Total Health Care (Cost $9,849,004)	18,527,938

		Industrials - 5.73%
		Aerospace & Defense - 0.52%
3,025		The Boeing Co. (a)	608,993

		Commercial Services & Supplies - 1.06%
2,800		Cintas Corp.	1,240,876

		Electrical Equipment - 0.32%
2,500		AMETEK, Inc.	367,600

		Industrial Conglomerates - 0.61%
3,450		Honeywell International, Inc.	719,359

		Machinery - 1.07%
3,950		Parker-Hannifin Corp.	1,256,574

		Professional Services - 1.59%
3,200		Equifax, Inc.	936,928
7,000		IHS Markit Ltd. - ADR (b)	930,440
			1,867,368
		Trading Companies & Distributors - 0.56%
10,300		Fastenal Co.	659,818
		Total Industrials (Cost $3,430,116)	6,720,588

		Information Technology - 18.07%
		Communications Equipment - 0.96%
17,750		Cisco Systems, Inc.	1,124,817

		IT Services - 3.74%
4,400		MasterCard, Inc. - Class A	1,581,008
12,925		Visa Inc. - Class A	2,800,977
			4,381,985
		Semiconductors & Semiconductor Equipment - 1.89%
9,075		QUALCOMM, Inc.	1,659,545
2,950		Texas Instruments, Inc.	555,987
			2,215,532
		Software - 6.78%
50,100		Absolute Software Corp. - ADR (b)	471,441
18,650		Microsoft Corp.	6,272,368
10,388		Nuance Communications, Inc. (a)	574,664
7,700		SS&C Technologies Holdings, Inc.	631,246
			7,949,719
		Technology Hardware, Storage & Peripherals - 4.70%
31,080		Apple Inc.	5,518,876
		Total Information Technology (Cost $5,663,134)	21,190,929

		Materials - 1.74%
		Construction Materials - 1.01%
10,000		CRH PLC - ADR (b)	528,000
1,500		Martin Marietta Materials, Inc.	660,780
			1,188,780
		Containers & Packaging - 0.73%
43,700		Graphic Packaging Holding Co.	852,150
		Total Materials (Cost $1,579,697)	2,040,930

		Utilities - 3.66%
		Electric Utilities - 2.97%
15,700		American Electric Power Co., Inc.	1,396,829
30,550		Edison International	2,085,037
			3,481,866
		Multi-Utilities - 0.69%
6,100		Sempra Energy	806,908

		Total Utilities (Cost $3,582,309)	4,288,774
		TOTAL COMMON STOCKS (Cost $47,539,247)	98,799,775

		REITS - 3.88%
		Real Estate - 3.88%
		Equity Real Estate Investment Trusts (REITs) - 3.88%
3,200		American Tower Corp.	936,000
19,106		Community Healthcare Trust, Inc.	903,141
10,000		CyrusOne, Inc.	897,200
5,000		Digital Realty Trust, Inc.	884,350
1,100		Equinix Inc.	930,424
		Total Real Estate (Cost $2,678,107)	4,551,115

		TOTAL REITS (Cost $2,678,107)	4,551,115

		CONVERTIBLE PREFERRED STOCKS - 1.90%
		Health Care - 1.90%
		Pharmaceuticals - 1.90%
		Elanco Animal Health, Inc.
50,000		5.000%, 02/01/2023 (d)	2,233,000
		Total Health Care (Cost $2,429,605)	2,233,000

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,429,605)	2,233,000

		PREFERRED STOCKS - 0.35%
		Financials - 0.35%
		Diversified Financial Services - 0.35%
		Compass Diversified Holdings
15,000		7.875%, 01/30/2025 (f)	403,800
		Total Financials (Cost $379,030)	403,800

		TOTAL PREFERRED STOCKS (Cost $379,030)	403,800

		CONVERTIBLE BONDS - 4.99%
		Communication Services - 0.46%
		Entertainment - 0.46%
		Zynga, Inc.
500,000		0.250%, 06/01/2024	542,200
		Total Communication Services (Cost $506,385)	542,200

		Health Care - 1.91%
		Biotechnology - 1.91%
		Apellis Pharmaceuticals, Inc.
300,000		3.500%, 09/15/2026	455,062
		Avadel Finance Cayman Ltd.
300,000		4.500%, 02/01/2023 (b)(c)	319,155
		Exact Sciences Corp.
100,000		0.375%, 03/15/2027	102,250
750,000		0.375%, 03/01/2028	727,950
		PTC Therapeutics, Inc.
600,000		1.500%, 09/15/2026 (c)	639,540
		Total Health Care (Cost $1,754,318)	1,924,802

		Industrials - 0.86%
		Airlines - 0.86%
		Southwest Airlines Co.
750,000		1.250%, 05/01/2025	1,002,563
		Total Industrials (Cost $1,059,772)	1,002,563

		Information Technology - 1.76%
		Communications Equipment - 0.80%
		Lumentum Holdings, Inc.
750,000		0.500%, 12/15/2026	936,562
		Software - 0.96%
		Cerence, Inc.
250,000		3.000%, 06/01/2025	546,100
		Guidewire Software, Inc.
500,000		1.250%, 03/15/2025	583,150
			1,129,250
		Total Information Technology (Cost $1,492,094)	2,065,812

		TOTAL CONVERTIBLE BONDS (Cost $4,812,569)	5,854,532

		SHORT TERM INVESTMENTS - 4.60%
		Investment Company - 4.60%
5,394,231		Fidelity Investments Money Market Funds - Government Portfolio - Class I - 0.10% (e)	5,394,231
		Total Investment Company	5,394,231

		TOTAL SHORT TERM INVESTMENTS (Cost $5,394,231)	5,394,231

		Total Investments (Cost ($63,232,789) - 99.96%	117,236,453
		Other Assets in Excess of Liabilities - 0.04%	52,580
		TOTAL NET ASSETS - 100.00%	$117,289,033

	(a)	Non Income Producing
	(b)	Foreign Issued Security. The total value of these securities amounted to $6,293,288 (5.37% of net assets) at December 31, 2021.
	(c)	144A Securities. The total value of these securities is $958,695 (0.82% of net assets) at December 31, 2021.
	(d)	Illiquid Security. The total value of these securities amounted to $2,233,000 (1.90% of net assets) at December 31, 2021.
	(e)	The rate quoted is the annualized seven-day effective yield as of December 31, 2021.
	(f)	Callable at any dividend payment date on or after date disclosed.
	*	See the accompanying Notes regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of December 31, 2021, the Fund did not hold fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instInvesting in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at December 31, 2021

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December 31, 2021. These assets are measured on a recurring basis.

Buffalo Dividend Focus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$98,799,775	-	-	$98,799,775
REITs	4,551,115	-	-	4,551,115
Convertible Preferred Stocks	-	2,233,000	-	2,233,000
Preferred Stocks	403,800	-	-	403,800
Convertible Bonds	-	5,854,532	-	5,854,532
Short Term Investments	5,394,231	-	-	5,394,231
Total*	$109,148,921	$8,087,532	-	$117,236,453

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended December 31, 2021.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold purchased or written call options as of December 31, 2021. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of December 31, 2021.  The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.